UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2


Read instructions at end of form before preparing form.

1.	Name and address of issuer:
    VALIC Company I
    2929 Allen Parkway, A8-10
    Houston, Texas 77019



2.	The name of each series or class of securities for which this
Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list
series or classes).   X

3.	Investment Company Act File Number:
    811-03738


Securities Act File Number:
    2-83631


4(a). Last day of fiscal year for which this Form is filed:
	May 31, 2016

4(b).          Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).         Check box if this is the last time the Issuer will be
filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):
			$    1,948,996,483

(ii)	Aggregate price of securities redeemed or repurchased during
the fiscal year:	$    62,007,963

(iii)	Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:
	$                   0


(iv)	Total available redemption credits
[add Items 5 (ii) and 5 (iii)
		-$      62,007,963

(v)	Net sales - if Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:
		 $   1,886,988,520

(vi)	Redemption credits available for use in futures years-
		if  item 5(i) is less than item 5(iv) [subtract
Item 5(iv)
from Item 5(i)]: ( 0 )

(vii)	Multiplier for determining registration fee (see instruction C.9):
		 X          .0001007


(viii)	Registration fee due [multiply Item 5(v) by Item 5 (vii)]
(enter "0" if no fee is due):
		=$      190,020


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of
shares or other units) deducted here:         0     If there is a
number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
in future fiscal years, then state that number here:      0

7.	Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year  (see Instruction D):
				           +$                      0

8.	Total of the amount of the registration fee due plus any
interest due [line 5 (viii) plus
Line 7]:
=$        190,019.74

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox
depository:   August 26, 2016


	Method of Delivery

		X	Wire Transfer


			Mail or other means






SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)1

			Donna McManus, Asst. Treasurer


	Date:  August 26, 2015

	  1 Please print the name and title of the signing officer below the signature.